SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Beginning balance	$ 56,374	$ 29,729	$ 20,769
Additions to deferred contract acquisition costs	33,711	41,396	17,160
Amortization of deferred contract acquisition costs	(23,688)	(14,751)	(8,200)
Ending balance	66,397	56,374	29,729
Deferred contract acquisition costs (to be recognized in next 12 months)	26,287	20,405	10,712
Deferred contract acquisition costs, non-current	$ 40,110	$ 35,969	$ 19,017